Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2015			December 31, 2014
Description	Long-term	Current portion	Total	Long-term	Current portion	Total
Piraeus Bank A.E.	$-	$32,525	$32,525	$-	$32,525	$32,525
Portigon AG	-	24,215	24,215	-	24,215	24,215
Mojave Finance Inc	-	3,000	3,000	-	3,000	3,000
Natixis	-	8,207	8,207	7,707	4,598	12,305
Ending Balance	$-	$67,947	$67,947	$7,707	$64,338	$72,045

Schedule of Interest and Finance Expense [Table Text Block]
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013

Interest expense	$13,935	$10,662	$6,950
Amortization of deferred charges	1,387	159	460
Amortization of the beneficial conversion feature and warrant	18	258	264
Hanover Holdings I LLC commission	-	(9,739)	31,982
Other interest and finance expenses, net	5,144	4,552	3,012
	$20,484	$5,892	$42,668